Trust for Advised Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

February 3, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Trust for Advised Portfolios (the “Trust”)
File No.: 333-108394
Ziegler Senior Floating Rate Fund S000053146
Ziegler Piermont Small Cap Value Fund S000068989

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended and the regulations thereunder, the Trust on behalf of its series, Ziegler Senior Floating Rate Fund and Ziegler Piermont Small Cap Value Fund, hereby certifies that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective January 31, 2021, and filed electronically as Post-Effective Amendment No. 202 to the Trust’s Registration Statement on Form N‑1A on January 28, 2021.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at 626-914-7372.

Sincerely,

/s/ Scott Resnick
Scott Resnick
Secretary
Trust for Advised Portfolios